Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (1) $ (b)	Compensation Actually Paid to PEO (2)(3) $ (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4) $ (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)(3)(4) $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return (5) $ (g)	Net Income (Loss) (in millions) $ (h)	Net Product Revenue (6) (in millions) $ (i)
2025	5,652,339	4,222,168	1,793,527	1,537,456	57.50	124.75	(5.3)	227.3
2024	4,260,114	5,569,779	1,428,373	1,388,958	67.86	93.49	(69.4)	152.2
2023	2,775,123	4,501,506	1,232,633	1,518,205	44.29	94.03	(51.9)	170.3
2022	3,072,539	707,639	1,372,956	623,367	20.61	89.90	(94.2)	177.1
2021	3,133,316	2,424,435	1,402,223	1,167,442	80.71	100.02	(282.0)	142.2

Company Selected Measure Name	net product revenue
Named Executive Officers, Footnote	The PEO for all five fiscal years is our Chief Executive Officer, John P. Butler. Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Erik J. Ostrowski, Steven K. Burke, M.D., Nicholas P. Grund
2024: Erik J. Ostrowski, Ellen E. Snow, Steven K. Burke, M.D., Nicholas P. Grund, Michel Dahan
2023: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole Hadas, Ellen Snow
2022: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole R. Hadas
	2021: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Dell Faulkingham
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 5,652,339	$ 4,260,114	$ 2,775,123	$ 3,072,539	$ 3,133,316
PEO Actually Paid Compensation Amount	$ 4,222,168	5,569,779	4,501,506	707,639	2,424,435
Adjustment To PEO Compensation, Footnote	The amounts shown for 2025 Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable year. Calculations reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2025		2024		2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$5,652,339	$1,793,527	$4,260,114	$1,428,373	$2,775,123	$1,232,633	$3,072,539	$1,372,956	$3,133,316	$1,402,223
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(4,189,136)	$(999,491)	$(2,328,778)	$(781,080)	$(964,987)	$(458,963)	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$2,758,591	$668,599	$2,598,318	$814,509	$2,019,961	$428,553	$444,435	$216,457	$1,126,591	$395,336

	2025		2024		2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(566,748)	$(175,372)	$786,724	$61,202	$491,497	$89,830	$(811,280)	$(279,696)	$(282,800)	$(87,551)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$567,122	$250,193	$253,401	$21,802	$179,912	$241,751	$(248,729)	$(101,046)	$220,005	$58,321
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$(155,848)	$—	$(15,600)	$—	$—	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,430,171)	$(256,071)	$1,309,665	$(39,415)	$1,726,383	$285,571	$(2,364,900)	$(749,588)	$(708,881)	$(234,781)
Compensation Actually Paid (as calculated)	$4,222,168	$1,537,456	$5,569,779	$1,388,958	$4,501,506	$1,518,205	$707,639	$623,367	$2,424,435	$1,167,442

Non-PEO NEO Average Total Compensation Amount	$ 1,793,527	1,428,373	1,232,633	1,372,956	1,402,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,537,456	1,388,958	1,518,205	623,367	1,167,442
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for 2025 Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable year. Calculations reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2025		2024		2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$5,652,339	$1,793,527	$4,260,114	$1,428,373	$2,775,123	$1,232,633	$3,072,539	$1,372,956	$3,133,316	$1,402,223
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(4,189,136)	$(999,491)	$(2,328,778)	$(781,080)	$(964,987)	$(458,963)	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$2,758,591	$668,599	$2,598,318	$814,509	$2,019,961	$428,553	$444,435	$216,457	$1,126,591	$395,336

	2025		2024		2023		2022		2021
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(566,748)	$(175,372)	$786,724	$61,202	$491,497	$89,830	$(811,280)	$(279,696)	$(282,800)	$(87,551)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$567,122	$250,193	$253,401	$21,802	$179,912	$241,751	$(248,729)	$(101,046)	$220,005	$58,321
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$(155,848)	$—	$(15,600)	$—	$—	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(1,430,171)	$(256,071)	$1,309,665	$(39,415)	$1,726,383	$285,571	$(2,364,900)	$(749,588)	$(708,881)	$(234,781)
Compensation Actually Paid (as calculated)	$4,222,168	$1,537,456	$5,569,779	$1,388,958	$4,501,506	$1,518,205	$707,639	$623,367	$2,424,435	$1,167,442

Compensation Actually Paid vs. Total Shareholder Return
The following charts show the relationships over the past five years of the Compensation Actually Paid, or CAP, amounts for our PEO and Non-PEO NEOs as compared to our cumulative total shareholder return, or TSR, peer group TSR, Net Income (Loss) and Net Product Revenue, as well as the relationship between our TSR and our peer group TSR:

Compensation Actually Paid vs. Net Income
The following charts show the relationships over the past five years of the Compensation Actually Paid, or CAP, amounts for our PEO and Non-PEO NEOs as compared to our cumulative total shareholder return, or TSR, peer group TSR, Net Income (Loss) and Net Product Revenue, as well as the relationship between our TSR and our peer group TSR:

Compensation Actually Paid vs. Company Selected Measure
The following charts show the relationships over the past five years of the Compensation Actually Paid, or CAP, amounts for our PEO and Non-PEO NEOs as compared to our cumulative total shareholder return, or TSR, peer group TSR, Net Income (Loss) and Net Product Revenue, as well as the relationship between our TSR and our peer group TSR:

Total Shareholder Return Vs Peer Group
The following charts show the relationships over the past five years of the Compensation Actually Paid, or CAP, amounts for our PEO and Non-PEO NEOs as compared to our cumulative total shareholder return, or TSR, peer group TSR, Net Income (Loss) and Net Product Revenue, as well as the relationship between our TSR and our peer group TSR:

Tabular List, Table	Net Product Revenue Vafseo Lifecycle Management & Progressing Pipeline Cash Management Stock Price Performance
Total Shareholder Return Amount	$ 57.50	67.86	44.29	20.61	80.71
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ (5,300,000)	$ (69,400,000)	$ (51,900,000)	$ (94,200,000)	$ (282,000,000.0)
Company Selected Measure Amount	227,300,000	152,200,000	170,300,000	177,100,000	142,200,000
PEO Name	John P. Butler
Additional 402(v) Disclosure	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
-Exercise price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
	We determined net product revenue to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Vafseo Lifecycle Management & Progressing Pipeline
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Management
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Performance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,430,171)	1,309,665	1,726,383	(2,364,900)	(708,881)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,189,136)	(2,328,778)	(964,987)	(1,749,327)	(1,772,676)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,758,591	2,598,318	2,019,961	444,435	1,126,591
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,748)	786,724	491,497	(811,280)	(282,800)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	567,122	253,401	179,912	(248,729)	220,005
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Pension Adjustments, Excluding Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,071)	(39,415)	285,571	(749,588)	(234,781)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,491)	(781,080)	(458,963)	(585,304)	(600,887)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	668,599	814,509	428,553	216,457	395,336
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,372)	61,202	89,830	(279,696)	(87,551)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,193	21,802	241,751	(101,046)	58,321
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(155,848)	(15,600)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments, Excluding Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0